13. STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
13. SHAREHOLDERS' (DECIFIT)/EQUITY

NOTE 13: SHAREHOLDERS' (DECIFIT)/EQUITY

Common Stock

On June 10, 2014, the Company issued 2,700,000 shares of Common Stock to a non-related party for services with a fair value of $24,570.

On June 10, 2014, the Company issued 2,700,000 shares of Common Stock to a second non-related party for services with a fair value of $24,570.

On August 26, 2014, the Company issued 25,411,801 shares of Common Stock to Osnah Bloom, the Company’s former Chief Executive Officer and former principal shareholder, effective through December 31, 2015, for services rendered with a fair value of $203,294.

On August 26, 2014, the Company issued 26,833,992 shares of Common Stock to Hina Sharma, former director for services rendered with a fair value of $214,672.

On August 26, 2014, the Company issued 21,296,819 shares of Common Stock to non-related party in exchange for 450,000 shares of Integrated Timeshare Solutions, Inc. with a fair market value of $170,375.

On August 26, 2014, the Company issued 21,296,819 shares of Common Stock to a second non-related party in exchange for 450,000 shares of Integrated Timeshare Solutions, Inc. with a fair market value of $170,375.

On August 26, 2014, the Company issued 4,685,300 shares of Common Stock to a third non-related party in exchange for 100,000 shares of Integrated Timeshare Solutions, Inc. with a fair market value of $37,481.

On August 26, 2014, the Company issued 4,966,855 shares of Common Stock to a service provider for legal services rendered with a fair value of $39,736.

In March 2015, the Company entered into a settlement agreement with a former officer and shareholder. Under the terms of the agreement, the Company agreed to pay $19,250 and forgive the $5,000 note receivable paid to the former officer and shareholder. The former officer and shareholder agreed to relinquish his interest in the Company including 21,296,819 shares of the Company’s Common Stock. As of December 31, 2015, the Company paid $19,250 to the former officer and shareholder and the shares of Common Stock ownership returned to the Company.

In May 2015, former directors agreed to relinquish 25,982,119 shares of the Company’s Common Stock due to Company winding down the timeshare business. As of December 31, 2015, the shares of Common Stock ownership returned to the Company.

The Company’s former Chief Executive Officer and former principal shareholder, Osnah Bloom, was considered a related party to the Company, until the Assets Purchase Agreement with Boston Carriers Ltd. became effective on December 31 2015. As of January 1, 2016, Osnah Bloom is no longer a related party to the Company, as she is no longer a director of the Company and she holds less than 10% of the issued shares of Common Stock as of the date of this annual report.

On January 1, 2016, the Company issued 26, 274,987 shares of Common Stock to a consultant for consulting services with a fair value of $44,667 (refer to Note 11).

On January 7, 2016, the Company issued 10,000,000 shares of Common Stock to a law firm for legal services with a fair value of $17,000.

On June 30, 2016, the Company issued 2,500,000 shares of Common Stock for the conversion of the 250,000 Series B Preferred shares, which were converted into shares of Common Stock at a rate of 10 shares of Common Stock for each Series B Preferred share.

On July 26, 2016, the Company issued 1,850,000,000 shares of Common Stock for the conversion of the 1,850,000 Series A Preferred shares, which were converted into shares of Common Stock at a rate of 1,000 shares of Common Stock for each Series A Preferred share.

Preferred Shares

On November 24, 2015 (the “Effective Date”), prior to the Asset Purchase Agreement with Boston Carriers Ltd., Boston Carriers Ltd. sold shares of Preferred Stock raising net proceeds of $1,000,000. Pursuant to the terms of the Subscription Agreement, YP invested $1,000,000 to acquire 100 shares of Preferred Stock of Boston Carriers Ltd. with a face value of $10,000, each of which is convertible into shares of Common Stock of Boston Carriers Ltd. as described in the Certificate of Designations with respect to the BC Ltd Preferred Shares. The terms of the Subscription Agreement, required that the issuer would also issue an equal number of shares of BC Ltd Preferred Shares to YP as a commitment fee for YP to make its investment. Pursuant to the Certificate of Designations, the BC Ltd Preferred Shares would accrue cumulative dividends at a rate equal to 10.75% per annum, subject to adjustment as provided in the Certificate of Designations. The dividends were payable in cash or BC Ltd Common Shares at the option of Boston Carriers Ltd. and upon conversion of the BC Ltd Preferred Shares. Additionally, such dividends had a guaranteed payable amount. The Certificate of Designations also provided that, immediately upon the Effective Date, YP had the right to convert the BC Ltd Preferred Shares into BC Ltd Common Shares at a conversion price of $1.00 per BC Ltd Common Shares, subject to adjustment as set forth in the Certificate of Designations. On or after ten years from the Effective Date, Boston Carriers Ltd. had the right to redeem the BC Ltd Preferred Shares at the liquidation value of $10,000 per share (the “Liquidation Value”), plus accrued and unpaid dividends thereon. Prior to such time, Boston Carriers Ltd. might redeem the BC Ltd Preferred Shares at the Liquidation Value plus the Embedded Dividend Liability (as defined in the Certificate of Designations), less any dividends paid (the “Early Redemption Price”). Upon certain liquidation events occurring prior to the ten-year anniversary of the Effective Date, Boston Carriers Ltd. would redeem the BC Ltd Preferred Shares at the Early Redemption Price. The subscription was recorded as Shares subscription liability, as the BC Ltd Preferred Shares were not issued by Boston Carriers Ltd. Boston Carriers Ltd. had reached an agreement with the subscriber for the actual issuance of the shares to take place from Boston Carriers, Inc. (formerly known as Integrated Inpatient Solutions Inc). On December 31, 2015, the Company assumed the stock subscription liability of $1,000,000, which on June 9, 2016 was exchanged with an unsecured convertible promissory note (refer to Note 9).

Pursuant to the Asset Purchase Agreement, the Company agreed to acquire all of the assets and liabilities of Boston Carriers Ltd. in exchange for newly issued shares of the Company’s Series A Preferred shares, $0.0001 par value per share, which were issued to the former sole shareholder of Boston Carriers Ltd. Included in the assets acquired was all outstanding shares in Poseidon. Accordingly, as a result of the Exchange, Poseidon became a wholly-owned subsidiary of the Company.

In connection with the execution of the Asset Purchase Agreement, the Company filed a Certificate of Designations with the Secretary of State of the State of Nevada regarding the creation of the Series A Preferred shares and the issuance of an aggregate of 1,850,000 shares of Series A Preferred shares, which were converted in shares of Common Stock in 2016, to the former sole shareholder of Boston Carriers Ltd.

The Series A Preferred shares were converted into shares of Common Stock at a rate of 1,000 Common Shares for each Series A Preferred share, on July 26, 2016, following the distribution by the Company of a cash dividend to the shareholders of its Common Stock of all amounts received by the Company as a refund to the Company from the United States Internal Revenue Service in connection with the Company's 2014 federal tax return less a maximum of $20,000 which would be used solely to pay the Company’s obligation under a settlement agreement relating to the Strong v. Strong lawsuit. The Series A Preferred shares were not participating shares and prior to conversion the holders thereof did not receive any dividend or other distribution from the Company and no portion of the dividend was distributed for the benefit of the holders of Series A Preferred shares. Prior to conversion, however, the holders of Series A Preferred shares were entitled to vote on all matters on which holders of Common Stock were entitled to vote and voted as if such Series A Preferred shares had converted, provided however, that the holders of Series A Preferred shares were not entitled to vote on any matter which would amend the terms of and restrictions on the Series A Preferred shares.

The 250,000 Series B Preferred shares were converted into shares of Common Stock at a rate of 10 shares of Common Stock for each share of Series B Preferred share, on June 30, 2016.

Alteration of Share Capital and Preferred Share Capital

On July 16, 2014, the Company increased the authorized shares of Common Stock from 100,000,000 to 300,000,000 shares of Common Stock with the par value remaining at $0.001 per share of Common Stock.

On June 23, 2015, the company amended its Articles of Incorporation to increase the total number of shares of all classes of shares to 2,010,000,000 shares, of which 2,000,000,000 shares shall be Common Stock with a par value of $0.0001 per share, and 10,000,000 shares shall be Serial Preferred Shares with a par value of $0.0001 per share.

Further, as per the Articles of Incorporation filed with the Registrar of the Republic of Marshall Islands and effective March 21 2016, the aggregate number of shares of capital stock that the Company was authorized to issue was two billion and ten million (2,010,000,000) shares, of which:

(i) two billion (2,000,000,000) shares were registered shares of Common Stock, each with a par value of US$0.0001 per share of Common Stock;

(ii) one million eight hundred and fifty thousand (1,850,000) shares shall be registered preferred shares, each with a par value of US$0.0001 per share (the “Series A Preferred shares”). The Series A Preferred shares were converted into shares of Common Stock at a rate of 1,000 Common Shares for each Series A Preferred share, on July 26, 2016, following the distribution by the Company of a cash dividend to the shareholders of its Common Stock of all amounts received by the Company as a refund to the Company from the United States Internal Revenue Service in connection with the Company's 2014 federal tax return less a maximum of $20,000 which would be used solely to pay the Company’s obligation under a settlement agreement relating to the Strong v. Strong lawsuit. The Series A Preferred shares were not participating shares and prior to conversion the holders thereof did not receive any dividend or other distribution from the Company and no portion of the dividend was distributed for the benefit of the holders of Series A Preferred shares. Prior to conversion, however, the holders of Series A Preferred shares were entitled to vote on all matters on which holders of Common Stock were entitled to vote and voted as if such Series A Preferred shares had converted, provided however, that the holders of Series A Preferred shares were not entitled to vote on any matter which would amend the terms of and restrictions on the Series A Preferred shares;

(iii) two hundred and fifty thousand (250,000) shares shall be registered preferred shares, each with a par value of US$0.0001 (the “Series B Preferred shares”) with the holder of these Series B Preferred shares having the right to convert the such shares into Common Stock at a ratio of ten shares of Common Stock for each Series B Preferred share held and having no other right;

(iv) seven million nine hundred thousand (7,900,000) shares shall be registered preferred shares, each with a par value of US$0.0001.

Upon filing of the Articles of Conversion, the Company switched the names of its Series B Preferred shares to Series A Preferred shares to more accurately describe the related rights and preferences. The Series B Preferred shares, totaling 1,850,000 shares, were subsequently renamed Series A Preferred shares. The non-redeemable, convertible preferred shares totaling 250,000 shares, which were issued and outstanding as of December 31 2015, were subsequently renamed Series B Preferred shares.

Effective April 1, 2016, following receipt of approval by the Company’s Board of Directors and by the holder of approximately 92.5% of the Company’s voting power, the Company amended and restated its Articles of Incorporation in their entirety. According to the Amended and Restated Articles of Incorporation, the authorized shares of the Company’s capital stock increased to fifty billion, two million and one hundred thousand (50,002,100,000) shares of which:

(i) forty billion (40,000,000,000) shares shall be registered shares of Common Stock, par value of US$0.0001, per share of Common Stock;

(ii) five billion (5,000,000,000) shares shall be registered shares of Class B Common Stock, par value US$0.0001 per share (the “Class B Common stock”);

(iii) one million eight hundred and fifty thousand (1,850,000) shares shall be registered preferred shares, each with a par value of US$0.0001. The Series A Preferred shares were converted into shares of Common Stock at a rate of 1,000 Common Shares for each Series A Preferred share, on July 26, 2016, following the distribution by the Company of a cash dividend to the shareholders of its Common Stock of all amounts received by the Company as a refund to the Company from the United States Internal Revenue Service in connection with the Company's 2014 federal tax return less a maximum of $20,000 which would be used solely to pay the Company’s obligation under a settlement agreement relating to the Strong v. Strong lawsuit. The Series A Preferred shares were not participating shares and prior to conversion the holders thereof did not receive any dividend or other distribution from the Company and no portion of the dividend was distributed for the benefit of the holders of Series A Preferred shares. Prior to the conversion, however, the holders of Series A Preferred shares were entitled to vote on all matters on which holders of Common Stock were entitled to vote and voted as if such Series A Preferred shares had converted, provided however, that the holders of Series A Preferred shares were not entitled to vote on any matter which would amend the terms of and restrictions on the Series A Preferred shares;

(iv) two hundred and fifty thousand (250,000) shares shall be registered preferred shares, each with a par value of US$0.0001 with the holder of these Series B Preferred shares having the right to convert such shares into shares of Common Stock at a ratio of ten shares of Common Stock for each Series B Preferred share held and having no other right;

(v) five billion (5,000,000,000) shares shall be registered preferred shares, each with a par value of US$0.0001 (the “Series C Preferred shares”).

The number of authorized Common Stock, Class B Common stock, Series A Preferred shares, Series B Preferred shares and Series C Preferred shares may be increased or decreased (but not below the number of shares thereof then outstanding) by resolution of the Board of Directors or the affirmative vote of the holders of a majority of the voting power of all of the then outstanding shares of capital stock of the Company entitled to vote generally in the election of directors, voting together as a single class, without a separate vote of the holders of the Preferred shares, or any series thereof, unless a vote of any such holders is required pursuant to any Preferred Shares Designation.

All the authorized shares have been retroactively adjusted and reflected in the financial statements.

Dividends

During the year ended December 31, 2016, an amount of $188,223 paid as dividend to the shareholders of the Company in line with provisions of the Asset Purchase Agreement signed on December 31, 2015.

During the years ended December 31, 2015 and 2014, the Company did not pay dividends.

During the years ended December 31 2016, 2015 and 2014, the Company did not pay dividends to the preferred shareholders.